Equipment and leasehold improvements	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property Plant and Equipment Disclosure [Text Block]
9.	Equipment and leasehold improvements

A breakdown of cost and accumulated depreciation and amortization for equipment and leasehold improvements as of December 31, 2014 ans 2013 is as follows:

	December 31,
	2014	2013
Leasehold improvements	7,462	7,414
Furniture and equipment	16,870	16,933
	24,332	24,347

Less: accumulated depreciation and amortization	16,203	13,881
	8,129	10,466

On June 2012, the Bank recorded a gain on sale of premises and equipment of $5.6 million from the sale of its former head office’s premises.